Loans and borrowings - Summary of Loans and borrowings (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Debt including current maturities	$ 1,163,900	$ 1,060,765
Current maturities	(127,946)	(122,582)
Loans and borrowings long-term	1,035,954	938,183
Borrowing due through 2029 [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Debt including current maturities	663,293	736,790
Borrowing due through 2029 [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Debt including current maturities	279,778	$ 323,975
Senior Convertible Notes Due Through 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Debt including current maturities	$ 220,829
Effective interest rates of borrowings	14.68%
Bottom of range [member] | Borrowing due through 2029 [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Effective interest rates of borrowings	1.49%	1.49%
Bottom of range [member] | Borrowing due through 2029 [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Effective interest rates of borrowings	0.42%	2.15%
Top of range [member] | Borrowing due through 2029 [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Effective interest rates of borrowings	4.45%	4.90%
Top of range [member] | Borrowing due through 2029 [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Effective interest rates of borrowings	1.66%	3.50%